PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Cost	¥ 1,152,994	¥ 491,685
Less: Accumulated depreciation	(274,177)	(154,473)
Property and equipment, net	878,817	337,212
Construction in Progress	65,401	534,399
Total	944,218	871,611		$ 129,357
Depreciation expenses	116,953	77,701	¥ 44,856
Land
Property, Plant and Equipment [Line Items]
Cost	39,312	39,312
Buildings
Property, Plant and Equipment [Line Items]
Cost	342,673	0
Electronic equipment
Property, Plant and Equipment [Line Items]
Cost	139,418	114,237
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	81,431	67,677
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	350,483	186,890
Furniture and fixture
Property, Plant and Equipment [Line Items]
Cost	193,190	78,169
Transportation vehicles
Property, Plant and Equipment [Line Items]
Cost	¥ 6,487	¥ 5,400